Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

10. Property, plant and equipment

		Plant,	Office
	Land and	machinery	equipment
	buildings	and other	and vehicles	Total
	$'m	$'m	$'m	$'m
Cost
At January 1, 2017	983	3,541	64	4,588
Additions	8	508	6	522
Impairment (Note 4)	—	(54)	—	(54)
Disposals	(4)	(160)	(10)	(174)
Transfers	11	(9)	7	9
Exchange	96	316	4	416
At December 31, 2017	1,094	4,142	71	5,307
Depreciation
At January 1, 2017	(200)	(1,295)	(25)	(1,520)
Charge for the year	(35)	(378)	(10)	(423)
Disposals	2	156	10	168
Transfers	1	(2)	1	—
Exchange	(26)	(137)	(1)	(164)
At December 31, 2017	(258)	(1,656)	(25)	(1,939)
Net book value
At December 31, 2017	836	2,486	46	3,368
Cost
At January 1, 2018	1,094	4,142	71	5,307
Additions	15	539	37	591
Impairment (Note 4)	—	(11)	—	(11)
Disposals	(16)	(190)	(11)	(217)
Transfers	—	—	5	5
Exchange	(49)	(182)	(8)	(239)
At December 31, 2018	1,044	4,298	94	5,436
Depreciation
At January 1, 2018	(258)	(1,656)	(25)	(1,939)
Charge for the year	(37)	(388)	(24)	(449)
Disposals	10	187	9	206
Exchange	21	107	6	134
At December 31, 2018	(264)	(1,750)	(34)	(2,048)
Net book value
At December 31, 2018	780	2,548	60	3,388

Depreciation expense of $440 million (2017: $415 million; 2016: $363 million) has been charged in cost of sales and $9 million (2017: $8 million; 2016: $6 million) in sales, general and administration expenses.

Transfers primarily relate to the reclassification of construction in progress to the applicable classification within property, plant and equipment and the reclassification of certain consumables with an estimated useful life of greater than one year, from inventory to property, plant and equipment. Construction in progress at December 31, 2018 was $254 million (2017: $241 million).

Included in property, plant and equipment is an amount for land of $213 million (2017: $225 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2017: $nil).

Impairment

The Board has considered the carrying value of the Group’s property, plant and equipment and assessed the indicators of impairment as at December 31, 2018 in accordance with IAS 36. In the year ended December 31, 2018 an impairment charge of $11 million (2017: $54 million) has been recognized, of which $4 million (2017: $38 million) relates to the impairment of plant and machinery in Glass Packaging North America, $5 million (2017: $nil) relates to the impairment of plant and machinery in Metal Packaging Americas, and $2 million (2017: $16 million) relates to the impairment of plant and machinery in Metal Packaging Europe, arising principally from capacity realignment programs.

Finance leases

The depreciation charge for capitalized leased assets was $5 million (2017: $1 million; 2016: $1 million) and the related finance charges were $2 million (2017: $nil; 2016: $nil). The net carrying amount is $36 million (2017: $12 million).

Operating lease commitments

During the year, the expense in respect of operating lease commitments was as follows:

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
		Re-presented	Re-presented
Plant and machinery	22	21	20
Land and buildings	51	38	34
Office equipment and vehicles	17	9	9
	90	68	63

At December 31, the Group had total commitments under non‑cancellable operating leases which expire:

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
		Re-presented	Re-presented
Not later than one year	67	64	59
Later than one year and not later than five years	150	132	123
Later than five years	147	106	98
	364	302	280

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
Contracted for	118	101	116
Not contracted for	76	14	20
	194	115	136